INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Income tax components

	Three months ended March 31,
	2022	2021
	$	$
Current	9	59,845
Deferred	–	2,315
Total income tax expense	9	62,160

Reconciliation of income tax expense

	Three months ended March 31,
	2022		2021
Taiwan (2021-PRC) income tax statutory rate	20.00%		25.00%
Impact of different tax rates in other jurisdictions	1.20%		(5.93%)
Tax effect of non-deductible expenses	(15.85%	)	0.00%
Utilization of tax losses	–		(2.07%)
Others	1.00%		-
Changes in valuation allowance	(5.35%	)	36.6%
Effective tax rate	1.00%		53.60%

Schedule of deferred income taxes

	March 31, 2022	December 31, 2021
	$	$
Deferred tax assets
Tax loss carried forward	–	–
Allowance for doubtful receivables	–	–
	–	–
Valuation allowance	–	–
Total deferred tax assets, net	–	–

	March 31, 2022	December 31, 2021
	$	$
Deferred tax liabilities
Property and equipment, difference in depreciation	–	–

Deferred tax liabilities, net	–	–

Movement in valuation allowance

	March 31, 2022	December 31, 2021
	$	$
Balance at beginning of the year	95,844	–
Additions of valuation allowance	43,102	95,844
Reductions of valuation allowance	–	–
Balance at the end of the year	138,946	95,844